Shareholder remuneration system and earnings per share - Narrative (Details) - EUR (€) € / shares in Units, € in Millions				6 Months Ended
	May 18, 2022	May 02, 2022	May 04, 2021	Jun. 30, 2022	Jun. 30, 2021
Shareholder Remuneration [Line Items]
Dividends recognised as distributions to owners per share (in euro per share)		€ 0.0515	€ 0.0275
Dividends recognised as distributions to owners				€ 1,236	€ 824
Share buyback program, second program, amount of expected shares to be repurchased	€ 865
Accumulated retained earnings
Shareholder Remuneration [Line Items]
Dividends recognised as distributions to owners		€ 869		€ 869
Share premium
Shareholder Remuneration [Line Items]
Dividends recognised as distributions to owners			€ 477		€ 477